Condensed Consolidated Statements of Stockholders' Deficit (Unaudited) - USD ($)	Series E Convertible Preferred Stock [Member] January 9, 2017 [Member] Preferred Stock [Member]	Series E Convertible Preferred Stock [Member] January 9, 2017 [Member] Common Stock [Member]	Series E Convertible Preferred Stock [Member] January 9, 2017 [Member] Additional Paid-in Capital [Member]	Series E Convertible Preferred Stock [Member] Preferred Stock [Member]	Series F Convertible Preferred Stock [Member] January 26 to April 13, 2017 [Member] Preferred Stock [Member]	Series F Convertible Preferred Stock [Member] January 26 to April 13, 2017 [Member] Common Stock [Member]	Series F Convertible Preferred Stock [Member] January 26 to April 13, 2017 [Member] Additional Paid-in Capital [Member]	Series F Convertible Preferred Stock [Member] May 26, 2017 [Member] Preferred Stock [Member]	Series F Convertible Preferred Stock [Member] Preferred Stock [Member]	Series H Convertible Preferred Stock [Member] May 26, 2017 [Member] Preferred Stock [Member]	Series H Convertible Preferred Stock [Member] May 30 to June 29, 2017 [Member] Preferred Stock [Member]	Series H Convertible Preferred Stock [Member] May 30 to June 29, 2017 [Member] Common Stock [Member]	Series H Convertible Preferred Stock [Member] May 30 to June 29, 2017 [Member] Additional Paid-in Capital [Member]	Series H Convertible Preferred Stock [Member] Preferred Stock [Member]	Series G Convertible Preferred Stock [Member] May 26, 2017 [Member] Preferred Stock [Member]	Series G Convertible Preferred Stock [Member] June 30, 2017 [Member] Preferred Stock [Member]	Series G Convertible Preferred Stock [Member] June 30, 2017 [Member] Common Stock [Member]	Series G Convertible Preferred Stock [Member] June 30, 2017 [Member] Additional Paid-in Capital [Member]	Series G Convertible Preferred Stock [Member] Preferred Stock [Member]	Series D Convertible Preferred Stock [Member] May 26, 2017 [Member] Preferred Stock [Member]	Series D Convertible Preferred Stock [Member] Preferred Stock [Member]	May 26, 2017 [Member] Additional Paid-in Capital [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance (in shares) at Dec. 31, 2014																							44,438
Balance at Dec. 31, 2014																							$ 44	$ 157,697,912	$ (115,735,929)	$ 41,962,027
Issuance of common stock under employee stock purchase plan																								49,757		49,757
Net Loss																									(40,482,802)	(40,482,802)
Balance at Dec. 31, 2015																							$ 45	158,764,373	(156,218,731)	2,545,687
Balance (in shares) at Dec. 31, 2015																							44,567
Issuance of common stock under employee stock purchase plan																								28,952		28,952
Net Loss																									(20,436,496)	(20,436,496)
Balance at Dec. 31, 2016				$ 500					$ 1												$ 2		$ 245	173,801,021	(176,655,227)	(2,853,458)
Balance (in shares) at Dec. 31, 2016				500,000					1,233												1,233		244,369
Issuance of shares of common stock in connection with the conversion of shares of Convertible Preferred Stock (in shares)	(500,000)	6,667			(590)	39,334		(643)		938	(437)	46,614			938	(200)	26,667			(1,233)
Issuance of shares of common stock in connection with the conversion of shares of Convertible Preferred Stock	$ (500)	$ 7	$ 493			$ 39	$ (39)	$ (1)		$ 1		$ 47	$ (47)		$ 1		$ 27	$ (27)		$ (2)		$ 1
Stock-based compensation for options																								667,821		667,821
Issuance of common stock under employee stock purchase plan (in shares)																							30
Issuance of common stock under employee stock purchase plan																								358		358
Net Loss																									(7,280,803)	(7,280,803)
Balance at Jun. 30, 2017														$ 1					$ 1				$ 364	$ 174,469,582	$ (183,936,030)	$ (9,466,082)
Balance (in shares) at Jun. 30, 2017														501					738				363,681